Insurance Contracts_Credit Risk Reinsurance Companies That Deal With The Group(Details) - Non-life insurance - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk LineItems[Line Items]
Reinsurance assets	[1]	₩ 1,199,354	₩ 735,196
Receivables from reinsurers	[2]	252,064	328,177
Total		₩ 1,451,418	₩ 1,063,373
KOREAN RE | AA
Ceded Credit Risk LineItems[Line Items]
Ratio		48.02%
MUNICH RE | AAA
Ceded Credit Risk LineItems[Line Items]
Ratio		3.94%
ALLIANZ GLOBAL | AAA
Ceded Credit Risk LineItems[Line Items]
Ratio		3.85%

[1]	Net carrying amounts after impairment loss
[2]	Net carrying amounts after allowance for credit losses